Discontinued operations - Summary of Gain on Sale of Discontinued operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on sale of discontinued operations, net of income taxes $nil	$ 266	$ (19,536)	$ 485	$ (26,383)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on sale of discontinued operations, net of income taxes $nil	266	(30,234)	1,085	(37,081)
Discontinued Operations | Plasma Collection Entities
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds received	0	12,826	0	12,826
Carrying amount of net assets sold	0	10,849	0	10,849	$ 10,849
Transaction costs	0	204	0	204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	0	(44)	0	(44)
Gain (loss) on sale of subsidiaries	0	1,817	0	1,817
Discontinued Operations | Ryplazim Entities
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds received	0	9,084	0	9,084
Indemnification adjustments	0	0	600	0
Transaction costs	0	203	0	203
Gain (loss) on sale of subsidiaries	0	8,881	(600)	8,881
Gain (loss) on sale of discontinued operations, net of income taxes $nil	$ 0	$ 10,698	$ (600)	$ 10,698